Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate (Detail) (Japanese Tax Authority)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese Tax Authority
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	37.60%	37.60%	40.20%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	2.20%	0.60%	1.70%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.50%	1.80%	4.70%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	3.00%	4.10%	9.20%
Valuation allowance	(4.30%)	1.70%	14.90%
Tax credits	(6.50%)	(3.10%)	(1.80%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.20%)	(4.80%)	(9.60%)
Unrecognized tax benefits adjustments	0.00%	0.10%	2.50%
Other	1.20%	1.30%	(1.20%)
Effective income tax rate	31.50%	39.30%	60.60%